Related party transactions (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2023
Related party transactions (Details) [Line Items]
Annual interest rate percentage									10.00%
Payment made by the CEO (in Dollars)						$ 400,000
Payment the loan (in Dollars)				$ 800,000
Accrued management bonuses			$ 645,570
Accounts payable and accrued liabilities
Directors [Member]
Related party transactions (Details) [Line Items]
Director’s compensation	$ 21,733	$ 31,294	$ 82,096		$ 131,010
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Number of performance share units granted (in Shares) | shares			120,692	120,692
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares (in Dollars per share) | $ / shares				$ 6.6
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares (in Dollars per share) | $ / shares				$ 24.5
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Secured loan agreement (in Dollars)							$ 1,200,000
Monthly payments (in Dollars)							$ 6,000
Annual interest rate percentage							6.00%
Subsequently reduced monthly payment (in Dollars)						$ 4,000